Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (2,354,804)	₩ (2,166,087)
Deferred tax expense (income)	(75,249)	(201,264)
Directly charged to (credited from) equity	(173,676)	11,912	₩ 43,359
Business combinations	(258)	635
Ending	(2,603,987)	(2,354,804)	(2,166,087)
Loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	88,913	102,276
Deferred tax expense (income)	1,326	(13,698)
Business combinations	1,046	335
Ending	91,285	88,913	102,276
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,039)	(2,713)
Deferred tax expense (income)	435	691
Business combinations	(27)	(17)
Ending	(1,631)	(2,039)	(2,713)
Financial assets measured at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	98,101	79,757
Deferred tax expense (income)	(17,586)	15,099
Directly charged to (credited from) equity	(166,612)	2,983
Business combinations	5,042	262
Ending	(81,055)	98,101	79,757
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,613,048)	(1,580,087)
Deferred tax expense (income)	(60,844)	(35,222)
Directly charged to (credited from) equity	(14)	2,279
Business combinations		(18)
Ending	(1,673,906)	(1,613,048)	(1,580,087)
Property equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(371,489)	(415,327)
Deferred tax expense (income)	(47,468)	43,841
Business combinations	(92,905)	(3)
Ending	(511,862)	(371,489)	(415,327)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	2,543	2,494
Deferred tax expense (income)	3,751	49
Ending	6,294	2,543	2,494
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	100,194	84,034
Deferred tax expense (income)	1,873	(6,643)
Directly charged to (credited from) equity	(164)	22,733
Business combinations	382	70
Ending	102,285	100,194	84,034
Valuation gain (loss) on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	17,507	31,415
Deferred tax expense (income)	4,146	2,175
Directly charged to (credited from) equity	(6,886)	(16,083)
Ending	14,767	17,507	31,415
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	22,005	21,948
Deferred tax expense (income)	(231)	57
Ending	21,774	22,005	21,948
Incremental costs to acquire contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(829,055)	(640,840)
Deferred tax expense (income)	21,224	(188,215)
Ending	(807,831)	(829,055)	(640,840)
Contract assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(28,030)	(26,458)
Deferred tax expense (income)	25,424	(1,572)
Ending	(2,606)	(28,030)	(26,458)
Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(390,936)	(263,528)
Deferred tax expense (income)	18,639	(127,408)
Ending	(372,297)	(390,936)	(263,528)
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	385,394	248,244
Deferred tax expense (income)	(22,918)	137,150
Ending	362,476	385,394	248,244
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	64,620	54,341
Deferred tax expense (income)	(30,310)	10,273
Business combinations	86,204	6
Ending	120,514	64,620	54,341
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,455,320)	(2,304,444)
Deferred tax expense (income)	(102,539)	(163,423)
Directly charged to (credited from) equity	(173,676)	11,912
Business combinations	(258)	635
Ending	(2,731,793)	(2,455,320)	(2,304,444)
Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	100,516	138,357
Deferred tax expense (income)	27,290	(37,841)
Directly charged to (credited from) equity		0
Business combinations		0
Ending	127,806	100,516	138,357
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	91,136	122,899
Deferred tax expense (income)	(2,913)	(31,763)
Directly charged to (credited from) equity		0
Business combinations		0
Ending	88,223	91,136	122,899
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	9,380	15,458
Deferred tax expense (income)	30,203	(6,078)
Directly charged to (credited from) equity		0
Business combinations		0
Ending	₩ 39,583	₩ 9,380	₩ 15,458